VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Total investment	$ 13,300	$ 9,400
Real estate partnerships	4,241	3,438
Quoted market price	1,500	1,000
Assets	157,181	139,953
Net income	863	1,247	$ 797
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Assets	303,400	208,600
Net income	13,600	5,100	$ 2,000
Common stock
Schedule of Equity Method Investments [Line Items]
Total investment	1,000	901
Real estate partnerships	$ 6,000	$ 4,500